FIRST AMERICAN STRATEGY FUNDS, INC.



                               1997 ANNUAL REPORT







                       THE POWER OF DISCIPLINED INVESTING
                                   [3 PHOTOS]

                                TABLE OF CONTENTS

                               September 30, 1997


Message To Shareholders........................................Page 1

Economic and Investment Review.................................Page 2

Portfolio Performance Review

Strategy Funds.................................................Page 8
         Strategy Income Fund
         Strategy Growth and Income Fund
         Strategy Growth Fund
         Strategy Aggressive Growth Fund

Independent Auditors' Report..................................Page 16

Statement of Net Assets.......................................Page 18

Statement of Operations.......................................Page 22

Statement of Changes in Net Assets............................Page 23

Financial Highlights..........................................Page 24

Notes to Financial Statements.................................Page 26

Notice to Shareholders........................................Page 31

                             MESSAGE TO SHAREHOLERS

                               September 30, 1997


Dear Shareholder:

   On behalf of the Board of Directors of First American Strategy Funds I am pleased to report that the first year of operation for the Funds was a year of solid performance and asset growth. As of the fiscal year end fund assets have grown to $93 million. The First American Strategy Funds were designed to allow the individual investor to invest in a diversified portfolio of mutual funds through an innovative "fund of funds" structure. We are pleased with the first year's success of the Funds.

   The past year produced exciting and, at times breathtaking rides in the stock and bond markets. The market fluctuations of the past year reinforce two vital investment principles: investors should take a long-term approach; and a balanced portfolio of stock, fixed income and money market funds tailored to your risk tolerance and investment objectives can help to reduce the volatility of your portfolios. The First American Strategy Funds offer an easy, convenient way to invest in a diversified portfolio of mutual funds which may meet your long-term investment objectives.

   The Board of Directors of First American Strategy Funds thanks you for your support and confidence in the Funds. We welcome you as Fund shareholders and look forward to helping you meet your investment goals now and in the future.


Sincerely,

/s/ Virginia L. Stringer

Virginia L. Stringer
Chairman
First American Strategy Funds, Inc.

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


   The close of the First American Funds' fiscal year marked a very successful period for investors. For the fiscal year ended September 30, 1997, the S&P 500 Composite Index produced a 40.43% total return. The Index produced 29.89% and 20.75% average annual returns for the trailing three- and five-year periods, respectively. International equity ownership provided more modest total returns of 12.19% for the fiscal year and 8.84% and 12.34% annualized for the three- and five-year periods as measured by the Morgan Stanley MSCI EAFE Index. Returns from the fixed income markets, measured by the Lehman Government/Corporate Bond Index, were 9.59% for the fiscal year and 9.41% and 6.95% for the three- and five-year periods. The yield on 30-year Treasury bonds fell from 7.82% at the end of September 1994 and 7.40% in September 1992 to 6.40% at the close of the fiscal year.

   THE STOCK MARKET

Line graph depicting the yields of S&P 500 Index and NASDAQ Composite.

   [PLOT POINTS GRAPH]


      S&P 500      NASDAQ Composite

Jan-85  172           261
Jan 86  208           329
Jan-87  265           384
Jan-88  250           339
Jan-89  285           389
Jan-90  340           439
Jan-91  325           377
Jan-92  416           616
Jan-93  435           691
Jan-94  473           788
Jan-95  465           758
Jan-90  340           439
Jan-96  614          1025
Jan-97  766          1345
Sep-97  927          1596

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


   TREASURY YIELDS

Line graph depicting the yields of 30 year Treasury Bond and three month Treasury Bills.

   [PLOT POINTS GRAPH]

       30 year 3 month                   30 year  3 month
        bonds   bills                      bonds   bills
        11.52   8.06               90      8.24    6.74
Jan-85  11.45   7.76               Jan-91  8.27    6.22
Feb-85  11.47   8.26               Feb-91  8.03    5.94
Mar-85  11.81   8.52               Mar-91  8.29    5.91
Apr-85  11.47   7.95               Apr-91  8.21    5.65
May-85  11.05   7.48               May-91  8.27    5.46
Jun-85  10.45   6.95               Jun-91  8.47    5.57
Jul-85  10.5    7.08               Jul-91  8.45    5.58
Aug-85  10.56   7.13               Aug-91  8.14    5.33
Sep-85  10.61   7.1                Sep-91  7.95    5.22
Oct-85  10.5    7.16               Oct-91  7.93    4.99
Nov-85  10.06   7.24               Nov-91  7.92    4.56
85      9.54    7.1                91      7.7     4.07
Jan-86  9.4     7.07               Jan-92  7.58    3.8
Feb-86  8.93    7.06               Feb-92  7.85    3.84
Mar-86  7.96    6.56               Mar-92  7.97    4.04
Apr-86  7.39    6.06               Apr-92  7.96    3.75
May-86  7.52    6.15               May-92  7.89    3.63
Jun-86  7.57    6.21               Jun-92  7.84    3.66
Jul-86  7.27    5.83               Jul-92  7.6     3.21
Aug-86  7.33    5.53               Aug-92  7.39    3.13
Sep-86  7.62    5.21               Sep-92  7.34    2.91
Oct-86  7.7     5.18               Oct-92  7.53    2.86
Nov-86  7.52    5.35               Nov-92  7.61    3.13
86      7.37    5.53               92      7.44    3.22
Jan-87  7.39    5.43               Jan-93  7.34    3
Feb-87  7.54    5.59               Feb-93  7.09    2.93
Mar-87  7.55    5.59               Mar-93  6.82    2.95
Apr-87  8.25    5.64               Apr-93  6.85    2.87
May-87  8.78    5.66               May-93  6.92    2.96
Jun-87  8.57    5.67               Jun-93  6.81    3.07
Jul-87  8.64    5.69               Jul-93  6.63    3.04
Aug-87  8.97    6.04               Aug-93  6.32    3.02
Sep-87  9.59    6.4                Sep-93  6       2.95
Oct-87  9.61    6.13               Oct-93  5.94    3.02
Nov-87  8.95    5.69               Nov-93  6.21    3.1
87      9.12    5.77               93      6.25    3.06
Jan-88  8.83    5.81               Jan-94  6.29    2.98
Feb-88  8.43    5.66               Feb-94  6.49    3.25
Mar-88  8.63    5.7                Mar-94  6.91    3.5
Apr-88  8.95    5.91               Apr-94  7.27    3.68
May-88  9.23    6.26               May-94  7.41    4.14
Jun-88  9       6.46               Jun-94  7.4     4.14
Jul-88  9.14    6.73               Jul-94  7.58    4.33
Aug-88  9.32    7.06               Aug-94  7.49    4.48
Sep-88  9.06    7.24               Sep-94  7.71    4.62
Oct-88  8.89    7.35               Oct-94  7.94    4.95
Nov-88  9.02    7.76               Nov-94  8.08    5.29
88      9.01    8.07               94      7.87    5.6
Jan-89  8.93    8.26               Jan-95  7.85    5.71
Feb-89  9.01    8.53               Feb-95  7.61    5.77
Mar-89  9.17    8.82               Mar-95  7.45    5.73
Apr-89  9.03    8.65               Apr-95  7.35    5.82
May-89  8.83    8.43               May-95  6.95    5.67
Jun-89  8.27    8.15               Jun-95  6.57    5.63
Jul-89  8.08    7.88               Jul-95  6.72    5.42
Aug-89  8.12    7.9                Aug-95  6.86    5.55
Sep-89  8.15    7.75               Sep-95  6.55    5.28
Oct-89  8       7.64               Oct-95  6.37    5.28
Nov-89  7.9     7.69               Nov-95  6.26    5.36
89      7.9     7.63               95      6.06    5.14
Jan-90  8.26    7.64               Jan-96  6.05    5
Feb-90  8.5     7.74               Feb-96  6.24    4.83
Mar-90  8.56    7.9                Mar-96  6.6     4.96
Apr-90  8.76    7.77               Apr-96  6.79    4.95
May-90  8.73    7.74               May-96  6.93    5.02
Jun-90  8.46    7.73               Jun-96  7.06    5.09
Jul-90  8.5     7.62               Jul-96  7.03    5.15
Aug-90  8.86    7.45               Aug-96  6.84    5.05
Sep-90  9.03    7.36               Sep-96  7.03    5.09
Oct-90  8.86    7.17               Oct-96  6.81    4.99
Nov-90  8.54    7.06               Nov-96  6.49    5.16
                                   96      6.327   5.03
                                   Jan-97  6.83    5.03
                                   Feb-97  6.69    5.01
                                   Mar-97  6.93    5.27
                                   Apr-97  7.088   5.281
                                   May-97  6.75    5.27
                                   Jun-97  6.70    5.25
                                   Jul-97  6.25    5.20
                                   Aug-97  6.80    5.10
                                   Sep-97  7.08    5.01


   One need not look far to discover the confluence of favorable factors that has supported the positive investment environment. Healthy domestic economic growth, combined with declining inflation expectations, and an aging population's heightened focus on investing for financial security have produced an ideal setting for the stock and bond markets. Confident consumers have benefited from a high level of job availability, higher real incomes, and growth in their net worth as the securities markets advanced. Aggressive capital spending strengthened the United States' international competitive position, while the promise of a balanced federal budget built the confidence of our overseas creditors.

   Moderation in everything is often mentioned as a prescription for long life for investors - so too for market advances. Clearly, economic growth at a moderate pace that does not encourage inflation has been the source of today's accommodative monetary policy. Knowing the importance of monetary policy to the stock and bond

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


markets, what is the maximum non-inflationary rate of growth for the domestic economy? A number of well supported opinions are heard, but it would seem that growth closer to 3.0% real Gross Domestic Product (GDP) than 2.0% is possible. As the largest participant in the global economy, the United States has benefited greatly from excess global productive capacity, competitive pricing, and a strong dollar that has increased domestic purchasing power. Substantial rationalization of business structures, heavy investment in productivity enhancing technology, and restrained wage demands in favor of job security are contributing to a potential for greater economic growth without touching off inflation.

   REAL GDP-SEASONALLY ADJUSTED ANNUAL RATE

Line graph depicting real GDP using a quarter/quarter percent change and a year/year percent change.

   [PLOT POINTS GRAPH]

    Quarter/Quarter   Year/Year                Quarter/Quarter   Year/Year
       % Change       % Change                    % Change       % Change

1988     2.4             4             1994         3               3.1
         4.1             4                          4.7             3.8
         2.4             3.7                        1.8             3.7
         5.1             3.5                        3.6             3.3
1989     4               3.9           1995         0.9             2.7
         3               3.6                        0.3             1.6
         2.2             3.6                        3               2
         0.4             2.4                        2.2             1.6
1990     3.9             2.4           1996         1.8             1.8
         1.2             1.9                        6               3.2
        -1.9             0.9                        1               2.7
        -4              -0.2                        4.3             3.3
1991    -2.1            -1.7           1997E        4.9             4
         1.8            -1.6                        3.3             3.4
         1              -0.8                        3.3             3.9
         1               0.4                        3               3.6
1992     4.7             2.1           1998E        2.8             3.1
         2.5             2.3                        2.7             3
         3               2.8                        2.6             2.8
         4.3             3.6                        2.6             2.7
1993     0.1             2.5
         2               2.3
         2.1             2.1
         5.3             2.4



   The current expansion, now over six years old, has certainly not progressed in a straight line, but it has possessed the capacity to correct imbalances with a series of small inventory adjustments and interest rate fluctuations, resulting from cautious shifts in monetary

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


policy or changes in bond market psychology. No condition is present that points to an end to the economic expansion, although its sheer age suggests a slower pace of growth. Terminal scenarios circulating today range from inflationary boom to deflationary bust, but we expect a period of moderate growth, averaging slightly less than 3.0% real GDP in coming quarters.

   Although inflation should be contained below 3.0%, our concern rests with a visible shortage of skilled workers that threatens to drive labor costs beyond that which can be offset by efficiencies. Signs of employment cost pressure could promote tighter monetary policy and an eventual slowing of economic growth. Monetary restraint would be a strong negative for the securities markets. Knowing that equity ownership has expanded greatly as a portion of household net worth in the past decade, we are concerned that a correction of today's fully priced stock market could adversely influence consumption, corporate profits, and capital investment, in turn.

CONSUMER PRICES

Graph depicting Consumer Prices using quarter/quarter % change and year/year % change.

[PLOT POINTS GRAPH]

    Quarter/Quarter   Year/Year                Quarter/Quarter   Year/Year
       % Change       % Change                    % Change       % Change

1988     4.665308        3.946981      1993         2.918486        3.122765
         4.963709        4.109589                   1.862147        2.815235
         4.555087        4.302628                   3.260476        2.743902
         4.618315        4.700487                   2.023855        2.514552
1989     6.503806        5.157268      1994         2.383030        2.380952
         3.273053        4.731243                   3.754603        2.853198
         4.015241        4.595792                   2.529234        2.670623
         7.061599        5.201204                   2.785411        2.861685
1990     4.121541        4.607922      1995         3.127208        3.048092
         7.084450        5.560011                   2.120068        2.639821
         6.961204        6.299629                   2.463589        2.623388
         3.021696        5.282332                   3.333780        2.759991
1991     2.393909        4.842865      1996         3.394325        2.826468
         3.081669        3.849076                   2.668529        2.964255
         3.357734        2.963147                   3.343406        3.184575
         2.736221        2.891745                   2.372276        2.943704
1992     3.110340        3.071253      1997         3.552955        2.983166
         3.086342        3.072421                   3.012972        3.069433
         3.547542        3.119710                   3.242644        3.044300
         2.939935        3.170790

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


   The current bond market can best be described as trapped between the fear of excess growth with the risk of higher inflation and a sense that the expansion could progress at a pace that permits continued moderate inflation and possibly lower bond yields. With a forecast of moderate economic growth and some wariness regarding the continuation of very low price inflation, our bond portfolio policy is essentially neutral. Signs of an acceleration in inflation would cause us to shorten portfolio duration quickly.


   THE BOND MARKET BALANCE

(Graphic: Scale weighted to the negatives)

     NEGATIVES                                  POSITIVES

     RESILIENCE OF ECONOMY                      MODERATE ECONOMIC GROWTH
     LABOR COST PRESSURE                        LOW REPORTED INFLATION
     POSSIBLE REDUCED FOREIGN CAPITAL FLOWS     STABLE TO RISING DOLLAR
     FED TIGHTENING                             DIMINISHED FEDERAL DEFICIT


   The strong, globally competitive position of the U.S. economy, the opening of new business opportunities in emerging market-based economies, and the beneficial balance of demand and capacity at low price levels suggest that the secular advance in equities is not over. The potential for correction exists, however. The valuation of the general market is at a very high level, apparently incorporating assumptions about lower interest rates or profit growth that we find exceedingly optimistic. Believing that interest rates are confined to a fairly narrow range and expecting far more difficult profit comparisons in coming quarters, we have placed additional emphasis on

                         ECONOMIC AND INVESTMENT REVIEW

                               September 30, 1997


valuation in our disciplined approach to stock selection. In our portfolio strategy we have balanced exposure to opportunity with a keen appreciation of the volatility of the current market.

   THE STOCK MARKET BALANCE

(Graphic: Scale weighted towards the negative)

   NEGATIVES                               POSITIVES

   Difficult profit comparisons ahead      Sustained economic expansion
   Market fairly valued                    Low inflation
   Risk of higher interest rates           Accommodative monetary policy
                                           Demographically based demand

   We are pleased to fulfill your unique investment needs through the distinct investment portfolios of the First American Strategy Funds. Our twin focus on competitive investment return and control of risk will help you achieve your long term investment goals. We appreciate your confidence and look forward to serving you in the coming year.


Sincerely,

/s/ John M. Murphy, Jr.

John M. Murphy, Jr.
Chief Investment Officer
First Asset Management

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


                                 STRATEGY FUNDS

   The First American Strategy Funds are innovative investment vehicles. Instead of investing directly in stocks and bonds like other mutual funds, the Strategy Funds invest in a variety of First American Funds. This "fund of funds" approach provides investors with a diversified portfolio of mutual funds based on specific objectives. The Strategy Funds are designed to work as total investment solutions for investors whose objectives match the Fund's objective.

   The Strategy Fund management team allocates assets among the First American Funds listed below within specific ranges determined for each Strategy Fund. These ranges reflect the Strategy Funds' differing objectives from current income to aggressive capital growth. As securities rise and fall in value, the management team rebalances the Strategy Funds to maintain or change the desired asset allocation based upon their view of economic and investment conditions.

   This broad diversification can help to protect the value of your investment from the effect of sudden changes in the stock and bond markets and adhere to your long-term investment goals.


EQUITY FUNDS

TECHNOLOGY FUND (sector)

HEALTH SCIENCES FUND (sector)

INTERNATIONAL FUND (international)

EMERGING GROWTH FUND (small capitalization)

REGIONAL EQUITY FUND (small capitalization)

SPECIAL EQUITY FUND (mid capitalization)

DIVERSIFIED GROWTH FUND (large capitalization)

STOCK FUND (large capitalization)

EQUITY INCOME FUND (yield oriented)

REAL ESTATE SECURITIES FUND (yield oriented sector)


FIXED INCOME FUNDS

FIXED INCOME FUND (high quality fixed income)


MONEY MARKET FUNDS

PRIME OBLIGATIONS FUND

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


                              STRATEGY INCOME FUND

INVESTMENT OBJECTIVE: SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH LIMITED RISK TO CAPITAL.

   The Strategy Income Fund produced a cumulative total return of 12.51% from inception on October 1, 1996, to the end of the current fiscal year. For the period October 31, 1996 to September 30, 1997 (the period displayed graphically) the Strategy Income Fund had a total return of 10.77%. This compares to the return of the Income Composite Index of 12.50% for the same time period.

   The Fund invests most of its assets in fixed-income mutual funds. However, the Fund invests a limited amount of its assets in equity mutual funds to help offset inflation and provide a source for increases in income over time. The Fund was slightly overweighted in its yield-oriented sector fund for the year, which enhanced performance as compared to the Income Composite Index. Over the long-term it is anticipated that the target asset mix for this Fund will be 75% fixed income funds, 20% equity funds and 5% money market funds. Currently, we are still slightly overweighting the equity component of this Fund, compared to our long-term target.

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


   VALUE OF A $10,000 INVESTMENT

   [PLOT POINTS GRAPH]

             First American
                Strategy          Income         Standard & Poor's     Lehman Government/
              Income Fund    Composite Index*   500 Composite Index   Corporate Bond Index
Oct. 1996      $10,000           $10,000             $10,000               $10,000
Sep. 1996      $11,077           $11,250             $13,664               $10,709



PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PERFORMANCE REFLECTED IN THE GRAPH BEGINS ON 10/31/96. THE INCEPTION DATE OF THE FUND IS 10/1/96.


* The blended benchmark is composed of 20% Standard and Poor's 500 Composite Index, 75% Lehman Government/Corporate Bond Index and 5% Salomon 3-Month Treasury Bill. These weightings represent normal weightings among asset classes for the portfolio.


                                 STRATEGY GROWTH
                                 AND INCOME FUND

INVESTMENT OBJECTIVE: SEEKS TO PROVIDE CAPITAL GROWTH AND CURRENT INCOME THROUGH A BALANCED APPROACH TO EQUITY SECURITIES AND FIXED-INCOME INVESTMENTS.

   The Strategy Growth and Income Fund produced a cumulative total return of 20.47% from inception on October 1, 1996, to the end of the current fiscal year. For the period October 31, 1996 to September 30, 1997 (the period displayed graphically) the Fund had a total return of 19.24%. The return was just slightly below the Growth and Income Composite Index return of 21.42% for the same time period.

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


   The equity component of the Fund is diversified among large capitalization, mid capitalization, small capitalization and international equity funds. The fixed income component consists of a high quality fixed income mutual fund. The performance of the Growth and Income Fund for the past year was enhanced by the excellent performance of its mid capitalization and international mutual fund investments, which exceeded relevant benchmarks for the time period. The large capitalization, small capitalization and fixed income funds underperformed somewhat, which resulted in the slight underperformance of the Fund compared to the index. Over the long-term it is anticipated that the target asset mix for this Fund will be 50% domestic equity funds, 5% international equity funds, 40% fixed income funds and 5% money market funds. Currently, we are maintaining fund allocations at approximately target weightings.

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


   VALUE OF A $10,000 INVESTMENT

   [PLOT POINTS GRAPH]

             First American
             Strategy Growth  Growth and Income   Standard & Poor's    Lehman Government/
             and Income Fund   Composite Index*  500 Composite Index  Corporate Bond Index
Oct. 1996      $10,000             $10,000            $10,000               $10,000
Sep. 1996      $11,924             $12,142            $13,664               $10,709


PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PERFORMANCE REFLECTED IN THE GRAPH BEGINS ON 10/31/96. THE INCEPTION DATE OF THE FUND IS 10/1/96.


* The blended benchmark is composed of 40% Standard and Poor's 500 Composite Index, 10% Russell 2000 Stock, 5% Morgan Stanley EAFE, 40% Lehman Government/Corporate Bond Index and 5% Salomon 3-Month Treasury Bill. These weightings represent normal weightings among asset classes for the portfolio.


                              STRATEGY GROWTH FUND

INVESTMENT OBJECTIVE: SEEKS TO PROVIDE CAPITAL GROWTH WITH A MODERATE LEVEL OF CURRENT INCOME.

   The Strategy Growth Fund produced a cumulative total return of 23.23% from inception on October 1, 1996, to the end of the current fiscal year. For the period October 31, 1996 to September 30, 1997 (the period displayed graphically) the Fund had a total return of 22.67%. The Growth Composite Index produced a slightly higher return of 24.69% for the same time period.

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


   The Fund invests a large amount of its assets in small capitalization and international mutual funds. For the year, performance of the Strategy Growth Fund was enhanced by excellent performance of the international and mid capitalization equity fund investments. The large capitalization equity and fixed income fund investments underperformed their benchmarks. However, our large capitalization equity investments were underweighted, so they did not significantly reduce performance against the index. Over the long-term, the allocation of the Fund is expected to average 60% domestic equity funds, 10% international equity funds, 25% fixed income funds and 5% money market funds. Currently, we are maintaining fund allocations at approximately target weightings.

   VALUE OF A $10,000 INVESTMENT

   [PLOT POINTS GRAPH]

             First American
                 Strategy         Growth         Standard & Poor's     Lehman Government/
               Growth Fund    Composite Index*  500 Composite Index   Corporate Bond Index
Oct. 1996        $10,000           $10,000            $10,000               $10,000
Sep. 1996        $12,267           $12,469            $13,664               $10,709






PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PERFORMANCE REFLECTED IN THE GRAPH BEGINS ON 10/31/96. THE INCEPTION DATE OF THE FUND IS 10/1/96.


* The blended benchmark is composed of 40% Standard and Poor's 500 Composite Index, 20% Russell 2000 Stock, 10% Morgan Stanley EAFE, 25% Lehman Government/Corporate Bond Index and 5% Salomon 3-Month Treasury Bill. These weightings represent normal weightings among asset classes for the portfolio.

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997


                               STRATEGY AGGRESSIVE
                                   GROWTH FUND

INVESTMENT OBJECTIVE: SEEKS TO PROVIDE A HIGH LEVEL OF CAPITAL GROWTH.

   The Strategy Aggressive Growth Fund produced a cumulative total return of 27.06% from inception on October 1, 1996, to the end of the current fiscal year. For the period October 31, 1996 to September 30, 1997 (the period displayed graphically) the Fund had a return of 27.13%. The Aggressive Growth Composite Index produced a return of 28.07% for the same time period.

   To achieve this objective the Fund invests a very high portion of its assets in equity funds, including a large percentage of its assets in small capitalization, international and sector funds. The Fund's investments in international equity and mid capitalization equity funds performed well for the year, exceeding their benchmarks. The Fund's investments in small capitalization funds and sector funds underperformed their benchmarks.

   Over the long-term it is anticipated that this Fund will average 70% domestic equity funds, 15% international equity funds, 10% fixed income funds and 5% money market funds. At present, we are approximately on target with that mix. However, our equity investments are overweighted in small capitalization funds, which we feel may have greater growth potential in the near term.

                          PORTFOLIO PERFORMANCE REVIEW

                               September 30, 1997



   VALUE OF A $10,000 INVESTMENT

   [PLOT POINTS GRAPH]

              First American     Aggressive
           Strategy Aggressive     Growth         Standard & Poor's    Lehman Government/
               Growth Fund     Composite Index*  500 Composite Index  Corporate Bond Index
Oct. 1996        $10,000           $10,000            $10,000               $10,000
Sep. 1996        $12,713           $12,807            $13,664               $10,709






PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PERFORMANCE REFLECTED IN THE GRAPH BEGINS ON 10/31/96. THE INCEPTION DATE OF THE FUND IS 10/1/96.


* The blended benchmark is composed of 45% Standard and Poor's 500 Composite Index, 25% Russell 2000 Stock, 15% Morgan Stanley EAFE, 10% Lehman Government/Corporate Bond Index and 5% Salomon 3-Month Treasury Bill. These weightings represent normal weightings among asset classes for the portfolio.

                          INDEPENDENT AUDITORS' REPORT

                               September 30, 1997


The Board of Directors and Shareholders
First American Strategy Funds, Inc.:

   We have audited the accompanying statements of net assets of Income Fund, Growth and Income Fund, Growth Fund and Aggressive Growth Fund (funds within First American Strategy Funds, Inc.) as of September 30, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from October 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the

                          INDEPENDENT AUDITORS' REPORT

                               September 30, 1997


financial position of each of the Income Fund, Growth and Income Fund, Growth Fund and Aggressive Growth Funds, as of September 30, 1997, and the results of their operations, changes in their net assets and the financial highlights from October 1, 1996 to September 30, 1997, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
November 7, 1997

                            STATEMENTS OF NET ASSETS
                               September 30, 1997


                                  INCOME FUND


DESCRIPTION                                                     SHARES    VALUE (000)
-------------------------------------------------------------------------------------
EQUITY FUNDS - 29.5%
First American Investment Funds, Inc.
 Equity Income Fund                                            563,932       $ 8,848
 Real Estate Securities Fund                                   120,273         1,803
                                                                             -------
TOTAL EQUITY FUNDS
 Cost ($9,883)                                                                10,651
                                                                             =======

FIXED INCOME FUND - 63.8%
First American Investment Funds, Inc.
 Fixed Income Fund                                           2,101,917        23,037
                                                                             -------
TOTAL FIXED INCOME FUND
 Cost ($22,780)                                                               23,037
                                                                             =======

MONEY MARKET FUND - 6.6%
First American Funds, Inc.
 Prime Obligations Fund                                      2,374,000         2,374
                                                                             -------
TOTAL MONEY MARKET FUND
 Cost (2,374)                                                                  2,374
                                                                             =======
TOTAL INVESTMENTS - 99.9%
 Cost ($35,037)                                                               36,062
                                                                             =======
Other Assets and Liabilities, Net - 0.1%                                          57
                                                                             -------

NET ASSETS:
Portfolio shares - ($.01 par value - 20 billion authorized)
 based on 3,337,762 outstanding shares                                       $35,073
Accumulated net realized gain on investments                                      21
Net unrealized appreciation of investments                                     1,025
                                                                             -------
TOTAL NET ASSETS - 100.0%                                                    $36,119
                                                                             =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE              $ 10.82
                                                                             =======

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                               September 30, 1997


                             GROWTH AND INCOME FUND


DESCRIPTION                                                     SHARES    VALUE (000)
-------------------------------------------------------------------------------------
EQUITY FUNDS - 53.0%
First American Investment Funds, Inc.
 Diversified Growth Fund                                       186,741       $ 3,294
 Emerging Growth Fund*                                          82,650         1,458
 International Fund                                            100,462         1,329
 Real Estate Securities Fund                                    72,087         1,081
 Regional Equity Fund                                           63,332         1,467
 Special Equity                                                100,342         2,672
 Stock Fund                                                    115,142         3,310
                                                                             -------
TOTAL EQUITY FUNDS
 Cost ($12,774)                                                               14,611
                                                                             =======

FIXED INCOME FUND - 38.5%
First American Investment Funds, Inc.
 Fixed Income Fund                                                            10,621
                                                                             -------
TOTAL FIXED INCOME FUND
 Cost ($10,478)                                                969,054        10,621
                                                                             =======

MONEY MARKET FUND - 5.9%
First American Funds, Inc.
 Prime Obligations Fund                                      1,607,449         1,607
                                                                             -------
TOTAL MONEY MARKET FUND
 Cost ($1,607)                                                                 1,607
                                                                             =======
TOTAL INVESTMENTS - 97.4%
 Cost ($24,859)                                                               26,839
                                                                             =======
Other Assets and Liabilities, Net - 2.6%                                         726
                                                                             -------

NET ASSETS:
Portfolio shares - ($.01 par value - 20 billion authorized)
 based on 2,343,810 outstanding shares                                       $25,333
Accumulated net realized gain on investments                                     252
Net unrealized appreciation of investments                                     1,980
                                                                             -------
TOTAL NET ASSETS - 100.0%                                                    $27,565
                                                                             =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE              $ 11.76
                                                                             =======

*Currently non-income producing security.

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                               September 30, 1997


                                   GROWTH FUND


DESCRIPTION                                                     SHARES    VALUE (000)
-------------------------------------------------------------------------------------
EQUITY FUNDS - 68.4%
First American Investment Funds, Inc.
 Diversified Growth Fund                                       129,554       $ 2,285
 Emerging Growth Fund*                                          86,869         1,532
 International Fund                                            116,152         1,537
 Regional Equity Fund                                           66,564         1,542
 Special Equity Fund                                            63,784         1,544
 Stock Fund                                                     79,876         2,296
                                                                             -------
TOTAL EQUITY FUNDS
 Cost ($9,550)                                                                10,736
                                                                             =======

FIXED INCOME FUND - 24.5%
First American Investment Funds, Inc.
 Fixed Income Fund                                             350,138         3,838
                                                                             -------
TOTAL FIXED INCOME FUND
 Cost ($3,806)                                                                 3,838
                                                                             =======

MONEY MARKET FUND - 6.9%
First American Funds, Inc.
 Prime Obligations Fund                                      1,074,302         1,074
                                                                             -------
TOTAL MONEY MARKET FUND
 Cost ($1,074)                                                                 1,074
                                                                             =======
TOTAL INVESTMENTS - 99.8%
 Cost ($14,430)                                                               15,648
                                                                             =======
Other Assets and Liabilities, Net - 0.2%                                          28
                                                                             -------

NET ASSETS:
 Portfolio shares - ($.01 par value - 20 billion authorized)
  based on 1,293,419 outstanding shares                                      $14,379
 Accumulated net realized gain on investments                                     79
 Net unrealized appreciation of investments                                    1,218
                                                                             -------
TOTAL NET ASSETS - 100.0%                                                    $15,676
                                                                             =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                                             $ 12.12
                                                                             =======

*Currently non-income producing security.

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                               September 30, 1997


                             AGGRESSIVE GROWTH FUND


DESCRIPTION                                                     SHARES    VALUE (000)
-------------------------------------------------------------------------------------
EQUITY FUNDS - 83.4%
First American Investment Funds, Inc.
 Diversified Growth Fund                                        83,366       $ 1,471
 Emerging Growth Fund*                                          99,096         1,748
 Health Sciences Fund                                           44,451           537
 International Fund                                            152,873         2,023
 Regional Equity Fund                                           75,924         1,758
 Special Equity Fund                                            72,756         1,761
 Stock Fund                                                     56,072         1,612
 Technology Fund*                                               26,236           532
                                                                             -------
TOTAL EQUITY FUNDS
 Cost ($10,152)                                                               11,442
                                                                             =======

FIXED INCOME FUND - 9.8%
First American Investment Funds, Inc.
 Fixed Income Fund                                             122,887         1,347
                                                                             -------
TOTAL FIXED INCOME FUND
 Cost ($1,334)                                                                 1,347
                                                                             =======

MONEY MARKET FUND - 7.3%
First American Funds, Inc.
 Prime Obligations Fund                                      1,007,588         1,008
                                                                             -------
TOTAL MONEY MARKET FUND
 Cost ($1,008)                                                                 1,008
                                                                             =======
TOTAL INVESTMENTS - 100.5%
 Cost ($12,494)                                                               13,797
                                                                             =======
Other Assets and Liabilities, Net - (0.5)%                                       (72)
                                                                             -------

NET ASSETS:
 Portfolio shares - ($.01 par value - 20 billion authorized)
    based on 1,090,679 outstanding shares                                    $12,355
 Accumulated net realized gain on investments                                     67
 Net unrealized appreciation of investments                                    1,303
                                                                             -------
TOTAL NET ASSETS - 100.0%                                                    $13,725
                                                                             =======
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE              $ 12.58
                                                                             =======

*Currently non-income producing security.

The accompanying notes are an integral part of the financial statements.

                         STATEMENTS OF OPERATIONS (000)
                               September 30, 1997

                                                                 GROWTH
                                                                    AND                  AGGRESSIVE
                                                    INCOME       INCOME       GROWTH         GROWTH
                                                  FUND (1)     FUND (1)     FUND (1)       FUND (1)
                                                ..........   ..........   ..........   ............
INVESTMENT INCOME:
Income distributions from underlying funds        $  664       $  358       $  118        $   62
                                                  ======       ======       ======        ======

TOTAL INVESTMENT INCOME                              664          358          118            62
                                                  ======       ======       ======        ======

EXPENSES:
 Investment advisory fees                             33           28           13            11
 Waiver of investment advisory fees                  (33)         (28)         (13)          (11)
 Reimbursement of expenses by adviser               (154)        (141)         (95)          (92)
 Administrator fees                                   45           44           40            40
 Transfer agent fees                                  11           12           10            10
 Amortization of organizational costs                  4            4            4             4
 Custodian fees                                        4            3            2             2
 Directors' fees                                      --           --           --            --
 Registration fees                                    70           60           31            29
 Professional fees                                    51           44           20            18
 Printing                                             15           13            6             5
 Shareholder servicing fee                            33           28           13            11
 Other                                                --           --            1             1
                                                  ------       ------       ------        ------
TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                   79           67           32            28
                                                  ======       ======       ======        ======
Investment income - net                              585          291           86            34
                                                  ------       ------       ------        ------

REALIZED AND UNREALIZED GAINS
ON INVESTMENTS - NET:

Realized capital gain distributions received
 from investments                                     11           52           54            64

Net realized gain on investments                      12          201           26             4

Net change in unrealized
 appreciation of investments                       1,025        1,980        1,218         1,303
                                                  ------       ------       ------        ------

Net Gains on Investments                           1,048        2,233        1,298         1,371
                                                  ------       ------       ------        ------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,633       $2,524       $1,384        $1,405
                                                  ======       ======       ======        ======

(1) Commenced operations on October 1, 1996.

The accompanying notes are an integral part of the financial statements.

                    STATEMENTS OF CHANGES IN NET ASSETS (000)
                               September 30, 1997

                                                             GROWTH
                                                               AND                         AGGRESSIVE
                                             INCOME          INCOME          GROWTH          GROWTH
                                              FUND            FUND            FUND            FUND
                                          ............    ............    ............    ............
                                               10/1/96         10/1/96         10/1/96         10/1/96
                                                    to              to              to              to
                                           9/30/97 (2)     9/30/97 (2)     9/30/97 (2)     9/30/97 (2)
                                         -------------   -------------   -------------   -------------

OPERATIONS:
Investment income - net                    $    585        $    291        $     86        $     34
Realized capital gain distributions
 received from investments                       11              52              54              64
Net realized gain on investments                 12             201              26               4
Net change in unrealized appreciation
 of investments                               1,025           1,980           1,218           1,303
                                           --------        --------        --------        --------
Net increase in net assets resulting
 from operations                              1,633           2,524           1,384           1,405
                                           --------        --------        --------        --------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Investment Income - net                        (585)           (291)            (86)            (34)
Realized gain on investments                     (2)             (1)             (1)             (1)
                                           --------        --------        --------        --------

TOTAL DISTRIBUTIONS                            (587)           (292)            (87)            (35)
                                           --------        --------        --------        --------
CAPITAL SHARE TRANSACTIONS (1):
 Proceeds from sales                         43,502          33,212          16,210          13,401
 Reinvestment of distributions                  544             269              83              33
 Payments for redemptions                    (8,973)         (8,148)         (1,914)         (1,079)
                                           --------        --------        --------        --------
 Increase in net assets from capital
  share transactions                         35,073          25,333          14,379          12,355
                                           --------        --------        --------        --------

TOTAL INCREASE IN NET ASSETS                 36,119          27,565          15,676          13,725

NET ASSETS AT BEGINNING OF PERIOD                --              --              --              --
                                           ========        ========        ========        ========
NET ASSETS AT END OF PERIOD                $ 36,119        $ 27,565        $ 15,676        $ 13,725
                                           ========        ========        ========        ========
(1) CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales                       4,152           3,057           1,462           1,188
    Reinvestment of
     distributions                               52              24               7               3
    Payments for redemptions                   (866)           (737)           (176)           (100)
                                           --------        --------        --------        --------

NET INCREASE IN CAPITAL SHARES                3,338           2,344           1,293           1,091
                                           ========        ========        ========        ========

(2) Commenced operations on October 1, 1996.

The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS
                               September 30, 1997

                           NET ASSET                    REALIZED AND     DIVIDENDS
                             VALUE          NET          UNREALIZED      FROM NET
                           BEGINNING     INVESTMENT       GAINS ON       INVESTMENT
                           OF PERIOD       INCOME       INVESTMENTS       INCOME
                          ..........................................................
INCOME FUND
 1997 (1)                   $10.00         $0.41           $0.82         $ (0.41)

GROWTH AND INCOME FUND
 1997 (1)                   $10.00         $0.26           $1.76         $ (0.26)

GROWTH FUND
 1997 (1)                   $10.00         $0.18           $2.12         $ (0.18)

AGGRESSIVE GROWTH FUND
 1997 (1)                   $10.00         $0.11           $2.58         $ (0.11)



 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 1, 1996. All ratios for the period have been annualized.
(2) Expense ratios do not include expenses of the underlying funds.


The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS
                               September 30, 1997

                                                                     RATIO OF
                                                     RATIO OF NET   EXPENSES TO
 NET ASSET                              RATIO OF      INVESTMENT     AVERAGE
   VALUE                 NET ASSETS    EXPENSES TO    INCOME TO     NET ASSETS
  END OF      TOTAL        END OF        AVERAGE       AVERAGE      (EXCLUDING     PORTFOLIO
  PERIOD      RETURN    PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)      TURNOVER
 ............................................................................................
 $10.82      12.51%+       $36,119       0.60%(2)        4.39%        2.00%(2)       29%
 $11.76      20.47%+       $27,565       0.60%(2)        2.59%        2.10%(2)       37%
 $12.12      23.23%+       $15,676       0.60%(2)        1.61%        2.62%(2)        6%
 $12.58      27.06%+       $13,725       0.60%(2)        0.76%        2.85%(2)        7%


                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


1    ORGANIZATION

     The Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund are mutual funds offered by the First American Strategy Funds, Inc. (FASF). FASF (the Funds) is a corporation organized under Minnesota law which is registered under the Investment Company Act of 1940, as amended, as an open end, management investment company. The funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "fund of funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Fund's prospectus provides a description of each fund's investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 1-800-637-2548.


2    SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION: Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00pm central time) on the valuation date.

     DISTRIBUTION TO SHAREHOLDERS: The Funds declare and pay income dividends monthly.

     FEDERAL INCOME TAXES: It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     EXPENSES: Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the fund are prorated to the Funds on the basis of relative net asset value.


3    FEES AND EXPENSES

     Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the funds is equal to an annual rate of 0.25% of the average daily net assets. The Adviser waived their entire fee for the current fiscal year. Such waivers are voluntary and may be discontinued at any time.

     Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian.

     SEI Investments Distribution Co. (SIDCO) and SEI Investments Management Corporation (SIMC) serve as distributor and administrator of the Fund, respectively. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. SIDCO provides administrative services, including certain accounting, legal, and shareholder services, at an annual rate of 0.12% of each Fund's

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


average daily net assets, with a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of all the First American Funds exceeds $8 billion, the percentage stated above is reduced to 0.105%. Effective July 1, 1997, the funds were no longer subject to a minimum.

     As well as the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses, as described above, Fund shareholders also bear a proportionate share of the underlying Fund's expenses.

     For the period ended September 30, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

     DST Systems, Inc. provides transfer agent services for the Fund.


4    INVESTMENT SECURITY TRANSACTIONS

     During the period ended September 30,1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):

                                    PURCHASES      SALES
                                    .........     .......
        Income Fund                 $36,532       $3,881
        Growth and Income Fund       27,236        4,186
        Growth Fund                  13,648          318
        Aggressive Growth Fund       11,786          304

     At September 30, 1997 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


unrealized appreciation and depreciation for securities held by the Funds by September 30, 1997 is as follows (000):

                                    AGGREGATE        AGGREGATE
                                      GROSS            GROSS
                                   APPRECIATION     DEPRECIATION      NET
                                  ..............    .............   .......
       Income Fund                    $1,026            $(1)        $1,025
       Growth and Income Fund          1,981             (1)         1,980
       Growth Fund                     1,223             (5)         1,218
       Aggressive Growth Fund          1,305             (2)         1,303


5    DEFERRED ORGANIZATIONAL AND OFFERING COSTS

     Organizational costs have been capitalized by the funds and are being amortized over 60 months commencing with operations on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the period that the funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $60,000 for organizational work performed by a law firm of which the Secretary of the Funds is a partner.

     Offering costs have been capitalized by the funds and were amortized over twelve months commencing with operations.


6    SUBSEQUENT EVENTS

     The Board of Directors and shareholders of the Qualivest Funds have approved the reorganization of the following funds into FASF, on November 21, 1997:

  QUALIVEST ACQUIRED FUND           ACQUIRING FUND
 ...........................         ......................
Allocated Conservative Fund         Income Fund
Allocated Balanced Fund             Growth and Income Fund

                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


 QUALIVEST ACQUIRED FUND            ACQUIRING FUND
 ........................            .......................
Allocated Growth Fund               Growth Fund
Aggressive Fund                     Aggressive Growth Fund


     The acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). Under the proposed agreement and Plan of Reorganization, Qualivest Class A & Y shares will be exchanged for shares of FASF.

                             NOTICE TO SHAREHOLDERS


THE INFORMATION SET FORTH BELOW IS FOR THE FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAW. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF THE FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 1998. PLEASE CONSULT YOUR TAX ADVISER FOR PROPER TREATMENT OF THIS INFORMATION.

Dear First American Strategy Fund Shareholders:
For the fiscal year ended September 30, 1997, each fund has designated long term capital gains and exempt income with regard to distributions paid during the year as follows:


                         (A)                           (B)                        (C)                  (D)             (E)
               LONG TERM CAPITAL GAINS           ORDINARY INCOME          TOTAL DISTRIBUTIONS      QUALIFYING       TAX EXEMPT
FUND          DISTRIBUTIONS (TAX BASIS)     DISTRIBUTIONS (TAX BASIS)         (TAX BASIS)         DIVIDENDS (1)      INTEREST
 ....          .........................     .........................     ...................     .............     ..........
Income Fund              0%                           100%                        100%                 9.50%             0%

Growth and
 Income Fund             0%                           100%                        100%                 3.28%             0%

Growth Fund              0%                           100%                        100%                 7.35%             0%

Aggressive
 Growth Fund             0%                           100%                        100%                 9.40%             0%


 * Items (A) and (B) are based on a percentage of the fund's total distributions.
** Items (D) and (E) are based on a percentage of ordinary income distributions of the portfolio.
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

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


FIRST AMERICAN STRATEGY FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456


INVESTMENT ADVISER
FIRST ASSET MANAGEMENT
601 Second Avenue South
Minneapolis, Minnesota 55402


CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101


ADMINISTRATOR
SEI INVESTMENTS MANAGEMENT CORPORATION
1 Freedom Valley Drive
Oaks, Pennsylvania 19456


TRANSFER AGENT
DST SYSTEMS, INC.
210 West Tenth Street
Kansas City, Missouri 64105


DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456


INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402


COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.


                                                                 FASF-1303 11/97